TURNER FUNDS

TURNER MEDICAL SCIENCES LONG/SHORT FUND

TURNER SPECTRUM FUND

Class C Shares

Supplement dated February 27, 2015

to the Prospectus dated January 31, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective February 27, 2015:

1.                          The disclosure under “Medical Sciences Long/Short Fund - Management — Portfolio Managers” on page 3 is deleted and replaced by the following:

Portfolio Managers

Michael S. Tung, MD, Senior Portfolio Manager/Global Equity Analyst, and John P. Fraunces, Jr., Portfolio Manager/Global Equity Analyst, are the co-lead portfolio managers of the Medical Sciences Long/Short Fund. Mr. Tung joined Turner in 2013. Mr. Fraunces joined Turner in 2015.

2.                          The disclosure under “Spectrum Fund - Management — Portfolio Managers” on page 7 is deleted and replaced by the following:

Portfolio Managers

The Global Consumer Strategy is managed by co-lead portfolio managers Jason D. Schrotberger, CFA, and Christopher E. Baggini, CFA. The Global Financial Services Strategy is managed by co-lead portfolio managers Mark D. Turner and Marek Hlinka, CFA. The Global Medical Sciences Strategy is managed by co-lead portfolio managers Michael S. Tung, MD, and John P. Fraunces, Jr. The Titan Strategy is managed by co-lead portfolio managers Christopher E. Baggini, CFA, and Scott C. Swickard, CFA. The Global Resources and Infrastructure Strategy is managed by co-lead portfolio managers Scott C. Swickard, CFA, and Eric R. Turner, CFA.

Jason D. Schrotberger, CFA, Senior Portfolio Manager/Global Equity Analyst, joined Turner in 2001. Michael S. Tung, MD, Senior Portfolio Manager/Global Equity Analyst joined Turner in 2013. Christopher E. Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst, joined Turner in 2010. Scott C. Swickard, CFA, Portfolio Manager/Global Equity Analyst, joined Turner in 2007. Eric R. Turner, CFA, Portfolio Manager/Global Equity Analyst, joined Turner in 2009. Mark D. Turner, Senior Portfolio Manager/Global

Equity Analyst, cofounded Turner in 1990. Marek Hlinka, CFA, Portfolio Manager/Global Equity Analyst, joined Turner in 2012.  John P. Fraunces, Jr., Portfolio Manager/Global Equity Analyst, joined Turner in 2015.

3.                          The first three paragraphs under “Portfolio Managers” on page 18 are deleted and replaced by the following:

The Medical Sciences Long/Short Fund is managed by a team co-led by Michael S. Tung, MD, and John P. Fraunces, Jr. The Titan Fund is managed by a team co-led by Christopher E. Baggini, CFA, and Scott C. Swickard, CFA.

Each Investment Strategy of the Spectrum Fund is managed by a separate team of portfolio managers. The Global Consumer Strategy is managed by a team co-led by Jason D. Schrotberger, CFA, and Christopher E. Baggini, CFA. The Global Financial Services Strategy is managed by a team co-led by Mark D. Turner and Marek Hlinka, CFA. The Global Medical Sciences Strategy is managed by a team co-led by Michael S. Tung, MD, and John P. Fraunces, Jr. The Titan Strategy is managed by a team co-led by Christopher E. Baggini, CFA, and Scott C. Swickard, CFA. The Global Resources and Infrastructure Strategy is managed by a team co-led by Scott C. Swickard, CFA, and Eric R. Turner, CFA.

3.                          The following disclosure is added following the tenth paragraph under “Portfolio Managers” on page 18:

John P. Fraunces, Jr., Portfolio Manager/Global Equity Analyst, is the co-lead portfolio manager of the Medical Sciences Long/Short Fund and the Global Medical Sciences Strategy in the Spectrum Fund. Mr. Fraunces joined Turner in 2015 and has 15 years of investment experience and an additional 5 years within the healthcare industry. Prior to joining Turner, Mr. Fraunces was a portfolio manager of the Synaptic Medical Fund, L.P. from 2009 to 2015, and previously a portfolio manager at Solaris and a senior equity analyst at Gardner Lewis.

Marek Hlinka, CFA, Portfolio Manager/Global Equity Analyst, is the co-lead portfolio manager of the Global Financial Services Strategy in the Spectrum Fund.  Mr. Hlinka joined Turner in 2012 and has 4 years of investment experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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TURNER FUNDS

TURNER MEDICAL SCIENCES LONG/SHORT FUND

TURNER SPECTRUM FUND

Class C Shares

Supplement dated February 27, 2015

to the Statement of Additional Information (“SAI”) dated January 31, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following changes are made to the SAI, effective February 27, 2015:

1.                                      The second row of the table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — Medical Sciences Long/Short Fund” on page 33 is deleted and replaced by the following:

Turner Medical Sciences Long/Short Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John P. Fraunces, Jr. (Co-Lead Manager) as of January 31, 2015	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0

2.                                      The fourth row of the table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — Spectrum Fund” on page 34 is deleted and replaced by the following:

Turner Spectrum Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Marek Hlinka, CFA (Co-Lead Manager, Global Financial Services Strategy) as of January 31, 2015	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0

3.                                      The third row of the table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — Spectrum Fund” on page 35 is deleted and replaced by the following:

Turner Spectrum Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John P. Fraunces, Jr. (Co-Lead Manager, Global Medical Sciences Strategy) as of January 31, 2015	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0

4.                                      The second entry on page 37 in the table “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds — Medical Sciences Long/Short Fund” is deleted and replaced by the following:

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John P. Fraunces, Jr. (as of January 31, 2015)	None

5.                                      The first and third entries on page 37 in the table “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds — Spectrum Fund” is deleted and replaced by the following:

John P. Fraunces, Jr. (as of January 31, 2015)	None

Marek Hlinka, CFA (as of January 31, 2015)	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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